SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

24   SEGMENT INFORMATION

The Company’s chief operating decision maker is the chief executive officer of the Company. The chief executive officer evaluates performance, makes operating decisions and allocates resources primarily based on net revenue and net loss, two GAAP Measures, and Adjusted Earnings before Interest, Taxes, Depreciation, and Amortization (“adjusted EBITDA”), a non-GAAP measure, all on a consolidated basis and for the reportable segment. The Company believes that net revenue, net loss and adjusted EBITDA provide management, investors and creditors with useful measures of the operational results of its business and increase the period-to-period comparability of the Company’s operating profitability and comparability with other companies. Before April 1, 2024, the Company had one operating segment, which is the design, build-out and operation of data centers. With the reorganization of reporting structure on April 1, 2024, DayOne, the discontinued operation, was then identified as an operating segment in accordance with ASC 280-10-50, as the chief operating decision maker of GDS started to assess the performance of DayOne separately from other operations and allocate resources between DayOne and other operations.

As DayOne is reported in discontinued operations, according to ASC 280-10-55-7, no segment information is required to be disclosed for it.

Regarding to the continuing operations, the most directly comparable GAAP measure to adjusted EBITDA for the segment is net loss from continuing operations. The Company defines adjusted EBITDA for the segment as net loss from continuing operations (computed in accordance with GAAP) excluding interest income, interest expenses, incomes tax expenses (benefits), depreciation and amortization, operating lease cost relating to prepaid land use rights, accretion expenses for asset retirement costs, share-based compensation expenses, gain from purchase price adjustment and impairment losses of long-lived assets. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

The following table present information about profit or loss:

	Years ended December 31,
	2022	2023	2024

Net revenue from external customers:
– Service revenue	9,260,361	9,780,200	10,287,484
– Equipment sales	7,740	564	180
	9,268,101	9,780,764	10,287,664
Net revenue from discontinued operations:
– Service revenue	—	1,684	34,404
Net revenue	9,268,101	9,782,448	10,322,068
Cost of revenue	(7,316,603)	(7,831,222)	(8,099,439)
Operating expenses (Note i)	(1,238,264)	(4,158,447)	(1,070,636)
Other segment items (Note ii)	(1,541,552)	(1,734,373)	(1,766,852)
Income tax (expenses) benefits	(276,235)	15,577	(156,053)
Net loss from continuing operations	(1,104,553)	(3,926,017)	(770,912)
Plus (deduct):
Depreciation and amortization	3,120,302	3,368,474	3,243,004
Impairment losses of long-lived assets	12,759	3,013,416	—
Interest income	(42,231)	(94,008)	(89,780)
Interest expenses	1,878,155	1,936,537	1,924,631
Other adjustments (Note iii)	469,292	434,602	569,493
Adjusted EBITDA	4,333,724	4,733,004	4,876,436
Other information:
(Loss) gain from equity method investment	(9,934)	110	(347)
Note i:	Operating expenses include selling and marketing expenses, general and administrative expenses, research and development expenses and impairment losses of long-lived assets.
Note ii:	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants, gain from purchase price adjustment and others, net.
Note iii:

Other adjustments include operating lease cost relating to prepaid land use rights, accretion expenses for asset retirement costs, share-based compensation expenses, gain from purchase price adjustment and income tax expenses (benefits).

The following table present information about assets:

	As of December 31,
	2023	2024

Investment in equity method investees	958	7,538,215
Total assets, excluding assets of discontinued operations	65,098,129	73,648,628

The following table present information about expenditures for additions to long-lived assets:

	Years ended December 31,
	2022	2023	2024

Payments for purchase of property and equipment and land use rights	5,866,460	3,193,971	3,169,287

During the years ended December 31, 2022, 2023 and 2024, substantially all of the Company’s continuing operations are in the PRC. The summary of long-lived assets as of December 31, 2023 and 2024 in each area is as follows:

	As of December 31,
	2023	2024

PRC	45,315,466	45,108,954
Hong Kong SAR	804,272	786,390
Others	86	5,085

Total	46,119,824	45,900,429